Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Analysis of Intangible Assets
a)
An analysis of intangible assets at December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31, 2019
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	233,478,974	Ps.	13,206,877	Ps.	7,844,339	Ps.	7,286,114	Ps.	—	Ps.	(15,715,442)	Ps.	246,100,862
Accumulated amortization		(130,180,579)		—		—		(2,391,624)		(11,577,160)		9,481,480		(134,667,883)

Net		103,298,395		13,206,877		7,844,339		4,894,490		(11,577,160)		(6,233,962)		111,432,979

Trademarks		28,207,166		53,467		—		(6,012)		—		(835,613)		27,419,008
Accumulated amortization		(23,539,961)		—		—		—		(1,008,483)		618,145		(23,930,299)

Net		4,667,205		53,467		—		(6,012)		(1,008,483)		(217,468)		3,488,709

Customer relationships		25,543,068		20,248		—		5,507		—		(2,693,812)		22,875,011
Accumulated amortization		(18,761,537)		—		—		—		(3,371,924)		2,357,831		(19,775,630)

Net		6,781,531		20,248		—		5,507		(3,371,924)		(335,981)		3,099,381

Software licenses		14,309,258		2,729,480		—		(949,858)		—		(2,984,770)		13,104,110
Accumulated amortization		(7,704,803)		—		—		(1)		(2,479,088)		2,183,149		(8,000,743)

Net		6,604,455		2,729,480		—		(949,859)		(2,479,088)		(801,621)		5,103,367

Content rights		7,549,709		1,427,694		—		1,638,007		—		(455,228)		10,160,182
Accumulated amortization		(6,763,592)		—		—		(8,720)		(1,772,779)		429,862		(8,115,229)

Net		786,117		1,427,694		—		1,629,287		(1,772,779)		(25,366)		2,044,953

Total of intangibles, net	Ps.	122,137,703	Ps.	17,437,766	Ps.	7,844,339	Ps.	5,573,413	Ps.	(20,209,434)	Ps.	(7,614,398)	Ps.	125,169,389

Goodwill	Ps.	145,566,497	Ps .	—	Ps.	10,869,571	Ps.	(843,005)		—	Ps.	(2,693,262)	Ps.	152,899,801

	For the year ended December 31, 2020
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year

Licenses and rights of use	Ps.	246,100,862	Ps.	15,079,714	Ps.	4,436,313	Ps.	1,502,981	Ps.	—	Ps.	(14,029,709)	Ps.	253,090,161
Accumulated amortization		(134,667,883)		—		—		105,892		(14,274,497)		14,227,424		(134,609,064)

Net		111,432,979		15,079,714		4,436,313		1,608,873		(14,274,497)		197,715		118,481,097

Trademarks		27,419,008		162,309		12,110		4,000		—		1,534,938		29,132,365
Accumulated amortization		(23,930,299)		—		—		(4,276)		(300,727)		(1,119,645)		(25,354,947)

Net		3,488,709		162,309		12,110		(276)		(300,727)		415,293		3,777,418

Customer relationships		22,875,011		1,935		2,689,718		(5,763)		—		4,018,365		29,579,266
Accumulated amortization		(19,775,630)		—		—		855		(1,654,237)		(3,996,593)		(25,425,605)

Net		3,099,381		1,935		2,689,718		(4,908)		(1,654,237)		21,772		4,153,661

Software licenses		13,104,110		2,445,784		36		(2,485,429)		—		4,236,645		17,301,146
Accumulated amortization		(8,000,743)		—		—		2,013,617		(2,667,870)		(3,578,452)		(12,233,448)

Net		5,103,367		2,445,784		36		(471,812)		(2,667,870)		658,193		5,067,698

Content rights		10,160,182		1,570,415		—		(313,942)		—		619,657		12,036,312
Accumulated amortization		(8,115,229)		—		—		—		(1,440,749)		(503,241)		(10,059,219)

Net		2,044,953		1,570,415		—		(313,942)		(1,440,749)		116,416		1,977,093

Total of intangibles, net	Ps.	125,169,389	Ps.	19,260,157	Ps.	7,138,177	Ps.	817,935	Ps.	(20,338,080)	Ps.	1,409,389	Ps.	133,456,967

Goodwill	Ps.	152,899,801	Ps.	—	Ps.	(7,014,120)	Ps.	(537,343)	Ps.	—	Ps.	(2,295,479)	Ps.	143,052,859

	For the year ended December 31, 2021
	Balance at beginning of year		Acquisitions		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year

Licenses and rights of use	Ps.	253,090,161	Ps.	24,406,905	Ps.	(4,427,685)	Ps.	—	Ps.	(7,011,691)	Ps.	266,057,690
Accumulated amortization		(134,609,064)		—		6,764,067		(14,682,451)		6,737,503		(135,789,945)

Net		118,481,097		24,406,905		2,336,382		(14,682,451)		(274,188)		130,267,745

Trademarks (1)		29,132,365		75,100		(1,129,666)		—		(401,946)		27,675,853
Accumulated amortization		(25,354,947)		—		802,717		(140,205)		308,745		(24,383,690)

Net		3,777,418		75,100		(326,949)		(140,205)		(93,201)		3,292,163

Customer relationships (1)		29,579,266		229,936		(4,133,408)		—		(1,105,668)		24,570,126
Accumulated amortization		(25,425,605)		—		3,830,742		(707,500)		1,093,401		(21,208,962)

Net		4,153,661		229,936		(302,666)		(707,500)		(12,267)		3,361,164

Software licenses		17,301,146		2,660,330		(3,484,755)		—		(1,225,585)		15,251,136
Accumulated amortization		(12,233,448)		(626)		3,482,440		(2,738,978)		1,052,938		(10,437,674)

Net		5,067,698		2,659,704		(2,315)		(2,738,978)		(172,647)		4,813,462

Content rights		12,036,312		818,436		(281,747)		—		429,319		13,002,320
Accumulated amortization		(10,059,219)		—		(147,668)		(899,666)		(404,537)		(11,511,090)

Net		1,977,093		818,436		(429,415)		(899,666)		24,782		1,491,230

Total of intangibles, net	Ps.	133,456,967	Ps.	28,190,081	Ps.	1,275,037	Ps.	(19,168,800)	Ps.	(527,521)	Ps.	143,225,764

Goodwill (1)	Ps.	143,052,859	Ps.	—	Ps.	(3,516,287)	Ps.	—	Ps.	(2,958,378)	Ps.	136,578,194

(1)	Includes disposals related to the sale of TracFone. See Note 2Ac.

Summary of Aggregate Carrying Amount of Goodwill
b) The aggregate carrying amount of goodwill is allocated as follows:

	2020	2021
Europe	Ps . 53,388,139	Ps . 52,307,190
Brazil	18,730,686	18,017,916
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	12,253,743	11,685,585
México	10,148,380	10,164,814
Peru	2,710,979	2,532,770
Chile	2,558,098	2,311,239
El Salvador	2,499,544	2,510,595
United States (Tracfone) (3)	3,362,900	—
Ecuador	2,155,384	2,155,384
Guatemala	2,301,533	1,947,203
Other countries	1,293,356	1,295,381

	Ps.143,052,859	Ps.136,578,194